Schwab Annuity Portfolios
Schwab S&P 500 Index Portfolio

Portfolio Holdings as of September 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Automobiles & Components 0.3%
Aptiv plc	7,970	730,690
BorgWarner, Inc.	6,185	239,607
Ford Motor Co.	115,849	771,554
General Motors Co.	37,230	1,101,636
		2,843,487

Banks 3.3%
Bank of America Corp.	225,307	5,427,645
Citigroup, Inc.	61,525	2,652,343
Citizens Financial Group, Inc.	12,636	319,438
Comerica, Inc.	4,093	156,557
Fifth Third Bancorp	21,020	448,146
First Republic Bank	5,087	554,788
Huntington Bancshares, Inc.	29,850	273,724
JPMorgan Chase & Co.	90,055	8,669,595
KeyCorp	29,005	346,030
M&T Bank Corp.	3,797	349,666
People’s United Financial, Inc.	12,501	128,885
Regions Financial Corp.	28,270	325,953
SVB Financial Group *	1,535	369,352
The PNC Financial Services Group, Inc.	12,547	1,379,041
Truist Financial Corp.	39,835	1,515,722
U.S. Bancorp	40,521	1,452,678
Wells Fargo & Co.	121,713	2,861,473
Zions Bancorp NA	4,827	141,045
		27,372,081

Capital Goods 5.5%
3M Co.	17,023	2,726,744
A.O. Smith Corp.	4,035	213,048
Allegion plc	2,723	269,332
AMETEK, Inc.	6,799	675,821
Carrier Global Corp.	24,136	737,113
Caterpillar, Inc.	16,005	2,387,146
Cummins, Inc.	4,364	921,502
Deere & Co.	9,257	2,051,629
Dover Corp.	4,267	462,287
Eaton Corp. plc	11,827	1,206,709
Emerson Electric Co.	17,664	1,158,228
Fastenal Co.	16,962	764,817
Flowserve Corp.	3,835	104,657
Fortive Corp.	9,950	758,289
Fortune Brands Home & Security, Inc.	4,088	353,694
General Dynamics Corp.	6,866	950,460
General Electric Co.	258,757	1,612,056
Honeywell International, Inc.	20,743	3,414,505
Howmet Aerospace, Inc.	11,553	193,166
Huntington Ingalls Industries, Inc.	1,199	168,759
IDEX Corp.	2,229	406,592
Illinois Tool Works, Inc.	8,500	1,642,285
Ingersoll Rand, Inc. *	10,945	389,642
Security	Number of Shares	Value ($)
Jacobs Engineering Group, Inc.	3,841	356,330
Johnson Controls International plc	22,001	898,741
L3Harris Technologies, Inc.	6,404	1,087,655
Lockheed Martin Corp.	7,271	2,786,829
Masco Corp.	7,737	426,541
Northrop Grumman Corp.	4,583	1,445,891
Otis Worldwide Corp.	12,026	750,663
PACCAR, Inc.	10,250	874,120
Parker-Hannifin Corp.	3,794	767,678
Pentair plc	4,926	225,463
Quanta Services, Inc.	4,052	214,189
Raytheon Technologies Corp.	45,128	2,596,665
Rockwell Automation, Inc.	3,425	755,829
Roper Technologies, Inc.	3,097	1,223,656
Snap-on, Inc.	1,607	236,438
Stanley Black & Decker, Inc.	4,713	764,449
Teledyne Technologies, Inc. *	1,092	338,749
Textron, Inc.	6,697	241,695
The Boeing Co.	15,681	2,591,442
Trane Technologies plc	7,070	857,237
TransDigm Group, Inc.	1,600	760,192
United Rentals, Inc. *	2,121	370,114
W.W. Grainger, Inc.	1,327	473,434
Westinghouse Air Brake Technologies Corp.	5,275	326,417
Xylem, Inc.	5,342	449,369
		45,388,267

Commercial & Professional Services 0.8%
Cintas Corp.	2,566	854,042
Copart, Inc. *	6,130	644,631
Equifax, Inc.	3,599	564,683
IHS Markit Ltd.	11,030	865,965
Nielsen Holdings plc	10,429	147,883
Republic Services, Inc.	6,227	581,290
Robert Half International, Inc.	3,372	178,514
Rollins, Inc.	4,343	235,347
Verisk Analytics, Inc.	4,796	888,747
Waste Management, Inc.	11,486	1,299,871
		6,260,973

Consumer Durables & Apparel 1.2%
D.R. Horton, Inc.	9,792	740,569
Garmin Ltd.	4,399	417,289
Hanesbrands, Inc.	10,254	161,500
Hasbro, Inc.	3,795	313,922
Leggett & Platt, Inc.	3,868	159,246
Lennar Corp., Class A	8,116	662,915
Mohawk Industries, Inc. *	1,742	170,002
Newell Brands, Inc.	11,184	191,917
NIKE, Inc., Class B	36,772	4,616,357
NVR, Inc. *	103	420,561
PulteGroup, Inc.	7,906	365,969
PVH Corp.	2,091	124,707
Ralph Lauren Corp.	1,406	95,566
Tapestry, Inc.	8,085	126,369

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Under Armour, Inc., Class A *	5,516	61,945
Under Armour, Inc., Class C *	5,953	58,577
VF Corp.	9,460	664,565
Whirlpool Corp.	1,830	336,519
		9,688,495

Consumer Services 1.6%
Carnival Corp.	15,251	231,510
Chipotle Mexican Grill, Inc. *	826	1,027,305
Darden Restaurants, Inc.	3,824	385,230
Domino’s Pizza, Inc.	1,163	494,601
Hilton Worldwide Holdings, Inc.	8,216	700,989
Las Vegas Sands Corp.	9,717	453,395
Marriott International, Inc., Class A	7,866	728,234
McDonald’s Corp.	21,990	4,826,585
MGM Resorts International	12,131	263,849
Norwegian Cruise Line Holdings Ltd. *	8,031	137,410
Royal Caribbean Cruises Ltd.	5,253	340,027
Starbucks Corp.	34,552	2,968,708
Wynn Resorts Ltd.	2,874	206,382
Yum! Brands, Inc.	8,921	814,487
		13,578,712

Diversified Financials 4.5%
American Express Co.	19,274	1,932,219
Ameriprise Financial, Inc.	3,557	548,169
Berkshire Hathaway, Inc., Class B *	58,570	12,471,896
BlackRock, Inc.	4,191	2,361,838
Capital One Financial Corp.	13,525	971,907
Cboe Global Markets, Inc.	3,217	282,260
CME Group, Inc.	10,598	1,773,151
Discover Financial Services	9,056	523,256
E*TRADE Financial Corp.	6,509	325,775
Franklin Resources, Inc.	7,919	161,152
Intercontinental Exchange, Inc.	16,576	1,658,429
Invesco Ltd.	11,168	127,427
MarketAxess Holdings, Inc.	1,119	538,899
Moody’s Corp.	4,767	1,381,715
Morgan Stanley	35,418	1,712,460
MSCI, Inc.	2,473	882,317
Nasdaq, Inc.	3,403	417,582
Northern Trust Corp.	6,154	479,827
Raymond James Financial, Inc.	3,639	264,774
S&P Global, Inc.	7,122	2,568,193
State Street Corp.	10,435	619,109
Synchrony Financial	15,995	418,589
T. Rowe Price Group, Inc.	6,710	860,356
The Bank of New York Mellon Corp.	24,059	826,186
The Charles Schwab Corp. (a)	34,036	1,233,124
The Goldman Sachs Group, Inc.	10,163	2,042,458
		37,383,068

Energy 2.0%
Apache Corp.	11,033	104,482
Baker Hughes Co.	19,264	256,019
Cabot Oil & Gas Corp.	11,729	203,615
Chevron Corp.	55,185	3,973,320
Concho Resources, Inc.	5,781	255,058
ConocoPhillips	31,714	1,041,488
Devon Energy Corp.	11,343	107,305
Diamondback Energy, Inc.	4,642	139,817
EOG Resources, Inc.	17,249	619,929
Exxon Mobil Corp.	124,954	4,289,671
Halliburton Co.	26,088	314,360
Hess Corp.	8,058	329,814
HollyFrontier Corp.	4,351	85,758
Security	Number of Shares	Value ($)
Kinder Morgan, Inc.	57,613	710,368
Marathon Oil Corp.	23,444	95,886
Marathon Petroleum Corp.	19,275	565,528
National-Oilwell Varco, Inc.	11,679	105,812
Noble Energy, Inc.	14,229	121,658
Occidental Petroleum Corp.	24,798	248,228
ONEOK, Inc.	13,112	340,650
Phillips 66	12,910	669,254
Pioneer Natural Resources Co.	4,860	417,911
Schlumberger Ltd.	41,052	638,769
TechnipFMC plc	12,321	77,746
Valero Energy Corp.	12,052	522,093
Williams Cos., Inc.	35,961	706,634
		16,941,173

Food & Staples Retailing 1.6%
Costco Wholesale Corp.	13,047	4,631,685
Kroger Co.	22,994	779,727
Sysco Corp.	15,037	935,602
Walgreens Boots Alliance, Inc.	21,263	763,767
Walmart, Inc.	41,029	5,740,367
		12,851,148

Food, Beverage & Tobacco 3.4%
Altria Group, Inc.	54,928	2,122,418
Archer-Daniels-Midland Co.	16,417	763,226
Brown-Forman Corp., Class B	5,390	405,975
Campbell Soup Co.	5,964	288,479
Conagra Brands, Inc.	14,371	513,188
Constellation Brands, Inc., Class A	4,966	941,106
General Mills, Inc.	18,038	1,112,584
Hormel Foods Corp.	8,301	405,836
Kellogg Co.	7,486	483,521
Lamb Weston Holdings, Inc.	4,289	284,232
McCormick & Co., Inc.	3,670	712,347
Molson Coors Beverage Co., Class B	5,567	186,828
Mondelez International, Inc., Class A	42,219	2,425,481
Monster Beverage Corp. *	10,914	875,303
PepsiCo, Inc.	40,910	5,670,126
Philip Morris International, Inc.	46,019	3,450,965
The Coca-Cola Co.	114,235	5,639,782
The Hershey Co.	4,352	623,816
The JM Smucker Co.	3,388	391,382
The Kraft Heinz Co.	19,121	572,674
Tyson Foods, Inc., Class A	8,729	519,201
		28,388,470

Health Care Equipment & Services 6.6%
Abbott Laboratories	52,324	5,694,421
ABIOMED, Inc. *	1,340	371,260
Align Technology, Inc. *	2,118	693,349
AmerisourceBergen Corp.	4,344	421,020
Anthem, Inc.	7,433	1,996,429
Baxter International, Inc.	14,962	1,203,244
Becton, Dickinson & Co.	8,566	1,993,137
Boston Scientific Corp. *	42,264	1,614,907
Cardinal Health, Inc.	8,667	406,916
Centene Corp. *	17,128	999,076
Cerner Corp.	9,017	651,839
Cigna Corp.	10,853	1,838,607
CVS Health Corp.	38,669	2,258,270
Danaher Corp.	18,651	4,016,120
DaVita, Inc. *	2,224	190,486
Dentsply Sirona, Inc.	6,445	281,840
DexCom, Inc. *	2,827	1,165,374
Edwards Lifesciences Corp. *	18,379	1,467,012

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
HCA Healthcare, Inc.	7,794	971,756
Henry Schein, Inc. *	4,226	248,404
Hologic, Inc. *	7,685	510,822
Humana, Inc.	3,910	1,618,310
IDEXX Laboratories, Inc. *	2,512	987,492
Intuitive Surgical, Inc. *	3,458	2,453,589
Laboratory Corp. of America Holdings *	2,880	542,218
McKesson Corp.	4,784	712,481
Medtronic plc	39,720	4,127,702
Quest Diagnostics, Inc.	3,944	451,549
ResMed, Inc.	4,275	732,863
STERIS plc	2,509	442,061
Stryker Corp.	9,652	2,011,187
Teleflex, Inc.	1,379	469,439
The Cooper Cos., Inc.	1,456	490,847
UnitedHealth Group, Inc.	28,082	8,755,125
Universal Health Services, Inc., Class B	2,282	244,220
Varian Medical Systems, Inc. *	2,701	464,572
West Pharmaceutical Services, Inc.	2,189	601,756
Zimmer Biomet Holdings, Inc.	6,116	832,632
		54,932,332

Household & Personal Products 2.0%
Church & Dwight Co., Inc.	7,304	684,458
Clorox Co.	3,726	783,093
Colgate-Palmolive Co.	25,340	1,954,981
Kimberly-Clark Corp.	10,082	1,488,708
Procter & Gamble Co.	73,562	10,224,382
The Estee Lauder Cos., Inc., Class A	6,666	1,454,855
		16,590,477

Insurance 1.8%
AFLAC, Inc.	19,612	712,896
American International Group, Inc.	25,480	701,465
Aon plc, Class A	6,857	1,414,599
Arthur J. Gallagher & Co.	5,651	596,633
Assurant, Inc.	1,747	211,929
Chubb Ltd.	13,340	1,549,041
Cincinnati Financial Corp.	4,454	347,278
Everest Re Group Ltd.	1,177	232,505
Globe Life, Inc.	2,873	229,553
Lincoln National Corp.	5,389	168,837
Loews Corp.	7,116	247,281
Marsh & McLennan Cos., Inc.	14,969	1,716,944
MetLife, Inc.	22,814	847,996
Principal Financial Group, Inc.	7,592	305,730
Prudential Financial, Inc.	11,677	741,723
The Allstate Corp.	9,231	869,006
The Hartford Financial Services Group, Inc.	10,571	389,647
The Progressive Corp.	17,299	1,637,696
The Travelers Cos., Inc.	7,479	809,153
Unum Group	6,042	101,687
W.R. Berkley Corp.	4,156	254,139
Willis Towers Watson plc	3,806	794,769
		14,880,507

Materials 2.6%
Air Products & Chemicals, Inc.	6,528	1,944,430
Albemarle Corp.	3,147	280,964
Amcor plc	46,362	512,300
Avery Dennison Corp.	2,469	315,637
Ball Corp.	9,652	802,274
Celanese Corp.	3,484	374,356
CF Industries Holdings, Inc.	6,335	194,548
Corteva, Inc.	22,100	636,701
Dow, Inc.	21,909	1,030,818
Security	Number of Shares	Value ($)
DuPont de Nemours, Inc.	21,689	1,203,306
Eastman Chemical Co.	3,994	312,011
Ecolab, Inc.	7,334	1,465,626
FMC Corp.	3,846	407,330
Freeport-McMoRan, Inc.	42,951	671,754
International Flavors & Fragrances, Inc.	3,167	387,799
International Paper Co.	11,592	469,940
Linde plc	15,526	3,697,206
LyondellBasell Industries N.V., Class A	7,593	535,231
Martin Marietta Materials, Inc.	1,842	433,533
Newmont Corp.	23,737	1,506,113
Nucor Corp.	8,886	398,626
Packaging Corp. of America	2,823	307,848
PPG Industries, Inc.	6,972	851,142
Sealed Air Corp.	4,658	180,777
The Mosaic Co.	10,249	187,249
The Sherwin-Williams Co.	2,420	1,686,111
Vulcan Materials Co.	3,918	531,046
WestRock Co.	7,691	267,185
		21,591,861

Media & Entertainment 8.9%
Activision Blizzard, Inc.	22,817	1,847,036
Alphabet, Inc., Class A *	8,880	13,014,528
Alphabet, Inc., Class C *	8,677	12,751,719
Charter Communications, Inc., Class A *	4,420	2,759,583
Comcast Corp., Class A	134,702	6,231,315
Discovery, Inc., Class A *	4,740	103,190
Discovery, Inc., Class C *	9,148	179,301
DISH Network Corp., Class A *	7,300	211,919
Electronic Arts, Inc. *	8,538	1,113,441
Facebook, Inc., Class A *	71,049	18,607,733
Fox Corp., Class A	10,157	282,669
Fox Corp., Class B *	4,684	131,011
Live Nation Entertainment, Inc. *	4,209	226,781
Netflix, Inc. *	13,032	6,516,391
News Corp., Class A	11,608	162,744
News Corp., Class B	3,569	49,895
Omnicom Group, Inc.	6,389	316,255
Take-Two Interactive Software, Inc. *	3,386	559,435
The Interpublic Group of Cos., Inc.	11,664	194,439
Twitter, Inc. *	23,324	1,037,918
ViacomCBS, Inc., Class B	16,661	466,675
Walt Disney Co.	53,400	6,625,872
		73,389,850

Pharmaceuticals, Biotechnology & Life Sciences 7.5%
AbbVie, Inc.	52,155	4,568,256
Agilent Technologies, Inc.	9,119	920,472
Alexion Pharmaceuticals, Inc. *	6,481	741,621
Amgen, Inc.	17,309	4,399,255
Bio-Rad Laboratories, Inc., Class A *	628	323,709
Biogen, Inc. *	4,679	1,327,339
Bristol-Myers Squibb Co.	66,607	4,015,736
Catalent, Inc. *	4,840	414,594
Eli Lilly & Co.	23,459	3,472,401
Gilead Sciences, Inc.	37,051	2,341,253
Illumina, Inc. *	4,316	1,333,989
Incyte Corp. *	5,484	492,134
IQVIA Holdings, Inc. *	5,647	890,137
Johnson & Johnson	77,795	11,582,120
Merck & Co., Inc.	74,738	6,199,517
Mettler-Toledo International, Inc. *	708	683,751
Mylan N.V. *	15,408	228,501
PerkinElmer, Inc.	3,294	413,430
Perrigo Co., plc	4,070	186,854
Pfizer, Inc.	164,205	6,026,323

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Regeneron Pharmaceuticals, Inc. *	3,088	1,728,601
Thermo Fisher Scientific, Inc.	11,691	5,161,810
Vertex Pharmaceuticals, Inc. *	7,690	2,092,603
Waters Corp. *	1,842	360,442
Zoetis, Inc.	14,043	2,322,291
		62,227,139

Real Estate 2.6%
Alexandria Real Estate Equities, Inc.	3,469	555,040
American Tower Corp.	13,108	3,168,597
Apartment Investment & Management Co., Class A	4,357	146,918
AvalonBay Communities, Inc.	4,168	622,449
Boston Properties, Inc.	4,195	336,859
CBRE Group, Inc., Class A *	9,892	464,627
Crown Castle International Corp.	12,396	2,063,934
Digital Realty Trust, Inc.	7,959	1,168,063
Duke Realty Corp.	10,973	404,904
Equinix, Inc.	2,617	1,989,260
Equity Residential	10,127	519,819
Essex Property Trust, Inc.	1,930	387,525
Extra Space Storage, Inc.	3,818	408,488
Federal Realty Investment Trust	2,061	151,360
Healthpeak Properties, Inc.	15,994	434,237
Host Hotels & Resorts, Inc.	20,713	223,493
Iron Mountain, Inc.	8,590	230,126
Kimco Realty Corp.	12,711	143,126
Mid-America Apartment Communities, Inc.	3,375	391,331
Prologis, Inc.	21,835	2,197,038
Public Storage	4,490	1,000,013
Realty Income Corp.	10,186	618,800
Regency Centers Corp.	4,678	177,858
SBA Communications Corp.	3,314	1,055,443
Simon Property Group, Inc.	9,072	586,777
SL Green Realty Corp.	2,166	100,437
UDR, Inc.	8,686	283,250
Ventas, Inc.	11,027	462,693
Vornado Realty Trust	4,654	156,886
Welltower, Inc.	12,370	681,463
Weyerhaeuser Co.	22,045	628,723
		21,759,537

Retailing 8.3%
Advance Auto Parts, Inc.	2,046	314,061
Amazon.com, Inc. *	12,582	39,617,321
AutoZone, Inc. *	691	813,749
Best Buy Co., Inc.	6,799	756,661
Booking Holdings, Inc. *	1,211	2,071,633
CarMax, Inc. *	4,832	444,109
Dollar General Corp.	7,359	1,542,594
Dollar Tree, Inc. *	7,029	642,029
eBay, Inc.	19,600	1,021,160
Etsy, Inc. *	3,519	428,016
Expedia Group, Inc.	4,036	370,061
Genuine Parts Co.	4,256	405,044
L Brands, Inc.	6,885	219,012
LKQ Corp. *	8,297	230,076
Lowe’s Cos., Inc.	22,334	3,704,317
O'Reilly Automotive, Inc. *	2,189	1,009,304
Ross Stores, Inc.	10,517	981,446
Target Corp.	14,794	2,328,871
The Gap, Inc.	6,102	103,917
The Home Depot, Inc.	31,809	8,833,677
The TJX Cos., Inc.	35,441	1,972,292
Tiffany & Co.	3,192	369,793
Security	Number of Shares	Value ($)
Tractor Supply Co.	3,438	492,803
Ulta Beauty, Inc. *	1,666	373,151
		69,045,097

Semiconductors & Semiconductor Equipment 5.0%
Advanced Micro Devices, Inc. *	34,699	2,844,971
Analog Devices, Inc.	10,929	1,275,851
Applied Materials, Inc.	26,996	1,604,912
Broadcom, Inc.	11,882	4,328,850
Intel Corp.	125,659	6,506,623
KLA Corp.	4,607	892,560
Lam Research Corp.	4,306	1,428,515
Maxim Integrated Products, Inc.	7,910	534,795
Microchip Technology, Inc.	7,452	765,768
Micron Technology, Inc. *	32,837	1,542,026
NVIDIA Corp.	18,238	9,870,770
Qorvo, Inc. *	3,381	436,183
Qualcomm, Inc.	33,352	3,924,863
Skyworks Solutions, Inc.	4,942	719,061
Teradyne, Inc.	4,895	388,957
Texas Instruments, Inc.	27,064	3,864,469
Xilinx, Inc.	7,211	751,675
		41,680,849

Software & Services 14.7%
Accenture plc, Class A	18,800	4,248,612
Adobe, Inc. *	14,176	6,952,336
Akamai Technologies, Inc. *	4,815	532,250
ANSYS, Inc. *	2,540	831,164
Autodesk, Inc. *	6,482	1,497,407
Automatic Data Processing, Inc.	12,708	1,772,639
Broadridge Financial Solutions, Inc.	3,389	447,348
Cadence Design Systems, Inc. *	8,252	879,911
Citrix Systems, Inc.	3,644	501,815
Cognizant Technology Solutions Corp., Class A	16,053	1,114,399
DXC Technology Co.	7,503	133,929
Fidelity National Information Services, Inc.	18,318	2,696,593
Fiserv, Inc. *	16,430	1,693,111
FleetCor Technologies, Inc. *	2,483	591,202
Fortinet, Inc. *	3,983	469,237
Gartner, Inc. *	2,642	330,118
Global Payments, Inc.	8,847	1,571,050
International Business Machines Corp.	26,325	3,202,963
Intuit, Inc.	7,732	2,522,256
Jack Henry & Associates, Inc.	2,267	368,592
Leidos Holdings, Inc.	3,935	350,805
Mastercard, Inc., Class A	26,104	8,827,590
Microsoft Corp.	223,646	47,039,463
NortonLifeLock, Inc.	17,425	363,137
Oracle Corp.	57,131	3,410,721
Paychex, Inc.	9,451	753,906
Paycom Software, Inc. *	1,444	449,517
PayPal Holdings, Inc. *	34,674	6,831,818
Salesforce Com, Inc. *	26,887	6,757,241
ServiceNow, Inc. *	5,666	2,748,010
Synopsys, Inc. *	4,481	958,844
The Western Union Co.	12,088	259,046
Tyler Technologies, Inc. *	1,182	411,998
VeriSign, Inc. *	2,987	611,887
Visa, Inc., Class A	49,822	9,962,905
		122,093,820

Technology Hardware & Equipment 8.2%
Amphenol Corp., Class A	8,809	953,750
Apple, Inc.	475,096	55,020,868
Arista Networks, Inc. *	1,613	333,778

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CDW Corp.	4,220	504,417
Cisco Systems, Inc.	125,101	4,927,728
Corning, Inc.	22,500	729,225
F5 Networks, Inc. *	1,814	222,705
FLIR Systems, Inc.	3,840	137,664
Hewlett Packard Enterprise Co.	37,921	355,320
HP, Inc.	40,605	771,089
IPG Photonics Corp. *	1,066	181,188
Juniper Networks, Inc.	9,809	210,894
Keysight Technologies, Inc. *	5,544	547,636
Motorola Solutions, Inc.	5,025	787,970
NetApp, Inc.	6,602	289,432
Seagate Technology plc	6,604	325,379
TE Connectivity Ltd.	9,758	953,747
Western Digital Corp.	8,922	326,099
Xerox Holdings Corp.	5,308	99,631
Zebra Technologies Corp., Class A *	1,580	398,887
		68,077,407

Telecommunication Services 1.9%
AT&T, Inc.	210,536	6,002,381
CenturyLink, Inc.	29,124	293,861
T-Mobile US, Inc. *	17,194	1,966,306
Verizon Communications, Inc.	122,265	7,273,545
		15,536,093

Transportation 2.0%
Alaska Air Group, Inc.	3,610	132,234
American Airlines Group, Inc.	14,968	183,957
C.H. Robinson Worldwide, Inc.	3,968	405,490
CSX Corp.	22,618	1,756,740
Delta Air Lines, Inc.	18,824	575,638
Expeditors International of Washington, Inc.	4,955	448,527
FedEx Corp.	7,130	1,793,338
J.B. Hunt Transport Services, Inc.	2,469	312,032
Kansas City Southern	2,792	504,877
Norfolk Southern Corp.	7,542	1,613,912
Old Dominion Freight Line, Inc.	2,839	513,632
Southwest Airlines Co.	17,410	652,875
Union Pacific Corp.	20,063	3,949,803
United Airlines Holdings, Inc. *	8,576	298,016
United Parcel Service, Inc., Class B	20,898	3,482,234
		16,623,305

Utilities 3.0%
Alliant Energy Corp.	7,336	378,904
Ameren Corp.	7,323	579,103
American Electric Power Co., Inc.	14,661	1,198,244
American Water Works Co., Inc.	5,350	775,108
Atmos Energy Corp.	3,645	348,426
Security	Number of Shares	Value ($)
CenterPoint Energy, Inc.	16,059	310,742
CMS Energy Corp.	8,491	521,432
Consolidated Edison, Inc.	9,868	767,730
Dominion Energy, Inc.	24,826	1,959,516
DTE Energy Co.	5,708	656,648
Duke Energy Corp.	21,729	1,924,320
Edison International	11,205	569,662
Entergy Corp.	5,935	584,776
Evergy, Inc.	6,712	341,104
Eversource Energy	10,116	845,192
Exelon Corp.	28,790	1,029,530
FirstEnergy Corp.	16,051	460,824
NextEra Energy, Inc.	14,469	4,016,016
NiSource, Inc.	11,263	247,786
NRG Energy, Inc.	7,182	220,775
Pinnacle West Capital Corp.	3,355	250,115
PPL Corp.	22,734	618,592
Public Service Enterprise Group, Inc.	14,949	820,850
Sempra Energy	8,551	1,012,096
The AES Corp.	19,759	357,836
The Southern Co.	31,211	1,692,260
WEC Energy Group, Inc.	9,322	903,302
Xcel Energy, Inc.	15,524	1,071,311
		24,462,200
Total Common Stock
(Cost $489,260,362)		823,586,348
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
Australia & New Zealand Banking Group Ltd.
0.01%, 10/01/20 (b)	4,989,678	4,989,678
Total Short-Term Investment
(Cost $4,989,678)		4,989,678

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, Long, expires 12/18/20	36	6,033,600	65,732
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	The rate shown is the current daily overnight rate.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares during the period ended September 30, 2020:
	Value at 12/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 09/30/20	Balance of Shares Held at 09/30/20	Dividends Received
The Charles Schwab Corp.	$1,183,435	$452,678	($141,793)	($15,317)	($245,879)	$1,233,124	34,036	$15,954

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$823,586,348	$—	$—	$823,586,348
Short-Term Investment[1]	—	4,989,678	—	4,989,678
Futures Contracts[2]	65,732	—	—	65,732
Total	$823,652,080	$4,989,678	$—	$828,641,758
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings (continued)

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